INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

As of December 31, 2023 and 2022, intangibles, net consisted of the following:

	As of
	December 31,	December 31,
	2023	2022
Purchased software	$1,097,279	$1,129,526
Capitalized software development costs	1,475,691	506,803
	2,572,970	1,636,329
Less: accumulated amortization	(656,608)	(194,638)
Intangible assets, net	$1,916,362	$1,441,691

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

The following summarizes total future amortization expenses of the purchased software at December 31, 2023:

Year ending December 31,
2024	$761,345
2025	631,519
2026	339,205
2027	38,195
2028 and after	146,098
Total future amortization expense	$1,916,362